Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Significant accounting judgments, estimates and assumptions
4.	Significant accounting judgments, estimates and assumptions

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the reporting dates and the reported amounts of revenues and expenses during the reporting periods. However, uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in future periods.

Significant judgments

Revenue recognition

Payment processing fees revenue and transaction costs

The Group exercised significant judgment in reaching a conclusion about its accounting policy for gross versus net reporting of payment processing fee revenues and related transaction costs. In particular, there are two major sources of payment processing fee revenues:

•	Payment processing fees charged to consumers on payments collected through agents, mobile operators and other payment methods; and

•	Payment processing fees charged to merchants.

Either one of the two types of payment processing fees above, or in some cases, both payment processing fees apply to a single consumer payment. Transaction costs relate to acquisition of payments by agents, mobile operators, international payment systems and some other parties, and the applicable fees, generally determined as a percentage of consumer payment, for each specific payment channel are on terms similar to those available to other market participants.

A merchants’ payment processing fee, when charged, is recorded gross of related transaction costs, because the Group (i) is the primary obligor as it undertakes to transfer the consumer payment to the merchant or other individual using its payment processing system; (ii) it negotiates and ultimately sets the fee receivable from a merchant or consumer, generally as a percentage of payments; and (iii) it bears credit risk in most of the cases, unless the payment is made from a deposit made with the Group.

A consumer payment processing fee, when it is charged on payments made by consumers through payment kiosks and terminals, is reported net of any transaction costs payable to or retained by agents. This is because, although the Group is the primary obligor, it does not have any discretion over the ultimate payment processing fee set by the agent to the consumer, does not have readily available information about gross fee, and is only exposed to the net amount of fee receivable from agents.

A consumer payment processing fee revenue is reported gross of related transaction costs. Such payments are made by consumers through the Group’s website or an application using a unique user login and password, and are called electronic payments. In contrast with the consumer payment processing fee revenue collected through payment kiosks and terminals, the Group, being a primary obligor in electronic payment transactions, also sets the consumer’s payment processing fee, generally as a percentage of payment, although credit risk for these transactions is limited. Thus, the Group concluded that its ability to control the consumer payment processing fee for electronic payments is a key differentiator from the consumer payment processing fees on payments collected through payment kiosks and terminals.

The total amounts of transaction costs are disclosed in Note 23.

Revenue from cash and settlement services

The Group charges a fee for maintenance of current accounts of individuals and SME clients and for managing special guarantee deposit accounts made by agents to cover consumer payments they accept. Related revenues are reported gross of transaction costs paid to the same agents for collection of consumer payments, because these revenues relate to a separate service having distinct value to agents and are provided at their discretion. The total amounts of revenue from cash and settlement services are disclosed in Note 22.

Functional currency

Each entity in the Group determines its own functional currency, depending on the economic environment it operates in, and items included in the financial statements of each entity are measured using that functional currency.

Significant estimates and assumptions

Significant estimates reflected in the Company’s financial statements include, but are not limited to:

•	Fair values of assets and liabilities acquired in business combinations;

•	Impairment of intangible assets and goodwill;

•	Recoverability of deferred tax assets;

•	Impairment of loans and receivables;

•	Measurement of cost associated with share-based payments;

•	Uncertain position over risk assessment;

Actual results could materially differ from those estimates. The key assumptions concerning the future events and other key sources of estimation uncertainty at the reporting date that have a significant risk of a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below:

Fair values of assets and liabilities acquired in business combinations

The Group recognizes separately, at the acquisition date, the identifiable assets, liabilities and contingent liabilities acquired or assumed in the business combination at their fair values, which involves estimates. Such estimates are based on valuation techniques, which require considerable judgment in forecasting future cash flows and developing other assumptions. In some cases, when the amounts of fair values are significant, the Group hires third party appraisers to assist it in determining the related fair values.

Impairment of goodwill and intangible assets

The Group determines the following material CGUs: SOVEST, Payment services, Postomatnye Tekhnologii, Tochka, Rocketbank, New Terminal and Flocktory. For the purpose of goodwill impairment test, the Group estimates the recoverable amounts of Payment services CGU as fair value less costs of disposal on the basis of quoted prices of Company’s ordinary shares. See also Note 12 below for details. For the purpose of intangible assets with indefinite useful life impairment test, the Group estimates the recoverable amounts of each asset as fair value less costs of disposal on the basis of comparative method and cost approach. For the purpose of intangible assets with definite useful life impairment, when indicators of impairment are noted, the Group estimates the recoverable amounts as higher of value in use or fair value less costs to sell of an individual asset or the CGU to which this asset relates.

Recoverability of deferred tax assets

The utilization of deferred tax assets will depend on whether it is possible to generate sufficient taxable income against which the deductible temporary differences can be utilized. Various factors are used to assess the probability of the future utilization of deferred tax assets, including past operating results, operational plans, expiration of tax losses carried forward, and tax planning strategies.

Certain portion of deferred tax assets was not recorded because the Group does not expect to realize certain of its tax loss carry forwards in the foreseeable future due to history of losses. Further details on deferred taxes are disclosed in Note 26.

Impairment of loans and receivables

Management assesses an impairment of loans and receivables to account for estimated losses resulting from the inability of customers to make required payments. When evaluating the adequacy of an impairment of loans and receivables, management bases its estimates on the aging of accounts receivable balances and loans and historical write-off experience, customer credit worthiness and changes in customer payment terms. If the financial condition of customers were to deteriorate, actual write-offs might be higher than expected.

The Group regularly reviews its loan portfolio to assess impairment. For instalment card loans the Group performs collective assessment of impairment for each loan portfolio group divided by overdue status of the loans (non-overdue; up to 30 days overdue, 30 to 60 days overdue, 60 to 90 days overdue, over 90 days overdue). The impairment assessment for each portfolio group is based on probability of default, loss given default and exposure at default. The Group uses internal historical instalment card loans loss rates statistics and roll-rates method for assessment of probabilities of default. The loss given default is an estimate of the loss arising in the case where a default occurs at a given time and is based on external market statistic. The exposure at default is an estimate of the exposure at a default date.

Further details on provision for impairment of loans and receivables are disclosed in Notes 13, 14.

Measurement of cost associated with share-based payments

Share-based payments included expenses incurred under employee stock option plan (ESOP) and restricted stock unit plan (RSU). See also Note 31 below for more details.

Management estimates the fair value of stock options at the date of grant using the Black-Scholes-Merton pricing model and its restricted stock units using the Binominal model. The option pricing models were originally developed for use in estimating the fair value of traded options, which have different characteristics than the stock options granted by the Company and its subsidiaries, associates and joint ventures. The models are also sensitive to changes in the subjective assumptions, which can materially affect the fair value estimate. These subjective assumptions include the expected life of the options, expected volatility, risk-free interest rates, expected dividend yield, the fair value of the underlying shares. The amount of expense is also sensitive to the number of awards, which are expected to vest, taking into account estimated forfeitures. Below is the discussion of each of these estimates:

Assumptions used for ESOP valuation

Expected life

The Company did not have any option grants in the past, and does not have sufficient history to determine the time the option holders will hold the shares. Therefore, the Company used the expected term as the average between the vesting and contractual term of each option tranche for stock option plan.

Expected volatility

Due to a relatively short period of historical market data, QIWI’s share price volatility for options valuation was defined based on the historical volatility of peer group companies over a period, which approximates the expected life of option tranches.

Risk-free interest rates

Risk-free interest rates are based on the implied yield currently available in the US treasury bonds, adjusted for a country risk premium, with a remaining term approximating the expected life of the option award being valued.

Expected dividend yield

At the time of grant in 2012 the Group had no plans to pay cash dividends, and the Group used an expected dividend yield of zero in its option pricing model for option awards granted in 2012. Following its IPO in 2013, the Group started to pay dividends and set an expected dividend yield of 2.83% based on post-IPO dividend payments.

Fair value of the underlying shares

Prior to May 2013 the Company’s ordinary shares were not publicly traded. Therefore, it estimated the fair value of the underlying shares on the basis of valuations arrived at by employing the “income approach” valuation methodology. Since May 2013 QIWI plc is a public company and the fair value of its shares defined by reference to closing market price of its traded shares.

Estimated forfeitures

As of the dates of stock options grants had no data of attrition rate among key personnel and management resulted in an estimated forfeiture rate of zero. Subsequently, the actual forfeiture rate is higher, the actual amount of related expense will become lower.

Assumptions used for RSU valuation

Expected life

The Company used the expected term as the vesting term for RSU plan.

Expected volatility

The expected volatility reflects the assumption that the historical QIWI’s share price volatility over a period similar to the life of the RSUs is indicative of future trends, which may not necessarily be the actual outcome.

Risk-free interest rates

Risk-free interest rates are based on the implied yield currently available in the US treasury bonds, adjusted for a country risk premium, with a remaining term approximating the expected life of the option award being valued.

Expected dividend yield

Before September 2017 the Group set an expected dividend yield of 5.03% based on historical payout. Following September 2017, the Group stoped to pay dividends and set an expected dividend yield of zero.

Fair value of the underlying shares

The fair value of shares defined by reference to closing market price of the Group’s traded shares.

Estimated forfeitures

The forfeiture rate for RSUs granted during the period is 9%. It is based on historical data and current expectations and is not necessarily indicative of forfeiture patterns that may occur.

Uncertain position over risk assessment

The Group disclosed possible and accrued probable risks in respect on currency, customs, tax and other regulatory positions. Management estimates the amount of risk based on its interpretation of the relevant legislation, in accordance with the current industry practice and in conformity with its estimation of probability, which require considerable judgment.